Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Amount of current liabilities exceeding current assets	¥ 78,752	¥ (59,615)
Net cash generated from operating activities	31,175	15,388	[1]	¥ 17,732	[1]
Net cash used in investing activities	(14,427)	(20,517)	[1]	(8,236)	[1]
Net cash generated from/(used in) financing activities	(21,833)	5,220	[1]	(6,796)	[1]
Net increase/(decrease) in cash and cash equivalents	(5,085)	91	[1]	2,700	[1]
Approximate maximum amount available of banking facilities with PRC banks and financial institutions for providing bank financing	308,343
Approximate unutilized bank financing	251,165
Trade receivables	¥ 3,152	¥ 2,901	[1]
Debt ratio	75.00%	68.00%
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Credit loss allowance for other trade receivables	¥ 7	¥ 8
Billing and Settlement Plan agents [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	984	955
100 basis points increase in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	(559)	(539)		(530)
100 basis points decrease in interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on profit after tax and retained profits	559	539		530
10 percent increase in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	4,281	4,292		3,190
10 percent decrease in jet fuel price [Member]
Disclosure of detailed information about financial instruments [line items]
Increase/(decrease) on fuel cost	¥ (4,281)	¥ (4,292)		¥ (3,190)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).